Property, leasehold improvements and equipment (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 MXN ($)
Property, leasehold improvements and equipment, net
Property, plant and equipment	$ 131,787	$ 2,566,095	$ 2,724,296	$ 2,700,469
Land
Property, leasehold improvements and equipment, net
Property, plant and equipment		1,426,363	1,709,508	1,709,508
Leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment		910,312	857,274	854,829
Machinery and equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment		41,297	53,600	72,867
Furniture and office equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment		50,106	22,786	27,940
Transportation equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment		38	51	287
Computer equipment
Property, leasehold improvements and equipment, net
Property, plant and equipment		6,136	5,857	2,838
Construction in progress for leasehold improvements
Property, leasehold improvements and equipment, net
Property, plant and equipment		$ 131,843	$ 75,220	$ 32,200